Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Federal
Less valuation allowance	$ (9,637,200)	$ (9,748,100)	$ (12,957,500)
Net Deferred Tax Assets
Federal [Member]
Federal
Deferred tax assets	8,177,800	7,781,500	10,226,700
Less valuation allowance	(8,177,800)	(7,781,500)	(10,226,700)
Deferred tax liabilities
Total
State [Member]
Federal
Deferred tax assets	1,459,400	1,966,600	2,730,800
Less valuation allowance	(1,459,400)	(1,966,600)	(2,730,800)
Deferred tax liabilities
Total